Loans Receivable, Net: (Details Textual) (USD $)	12 Months Ended
	Dec. 31, 2012	Dec. 31, 2011	Dec. 31, 2010
Loan Receivable Net (Textual) [Abstract]
Estimated loans classified as substandard	$ 535,487,000	$ 567,371,000
Loan Receivable Net (Additional Textual) [Abstract]
Mortgage loans service for benefit of others	40,300,000	59,200,000	56,300,000
Minimum amount of loans to conduct annual reviews	1,000,000
Loans past due period for classify to risk grade	60 days
Loans past due period for classify to substandard grade	12 months
Average recorded investment in impaired loans	79,322,000	59,128,000	43,200,000
Interest income recognized on impaired loans	755,000	785,000
Non-accrual Loans	7,663,000	6,133,000
Interest income foregone on non accrual loans	271,000	246,000	243,000
Loans past due more than three months and still accruing interest	0	0
Loans to officers and directors	8,846,000	10,917,000
Funds undisbursed to officers and directors	1,400,000
Owner-occupied properties [Member]
Loan Receivable Net (Textual) [Abstract]
Secured non-residential real estate loans	70,500,000
Non-owner occupied properties [Member]
Loan Receivable Net (Textual) [Abstract]
Secured non-residential real estate loans	52,100,000
Agricultural production [Member]
Loan Receivable Net (Textual) [Abstract]
Secured non-residential real estate loans	46,800,000
Land [Member]
Loan Receivable Net (Textual) [Abstract]
Estimated loans classified as substandard	45,906,000	52,338,000
Non-residential real estate [Member]
Loan Receivable Net (Textual) [Abstract]
Estimated loans classified as substandard	169,436,000	183,485,000
Loan Receivable Net (Additional Textual) [Abstract]
Interest income recognized on impaired loans	323,000	360,000
Non-accrual Loans	1,134,000	2,231,000
Substandard [Member]
Loan Receivable Net (Textual) [Abstract]
Estimated loans classified as substandard	66,604,000	47,534,000
Substandard [Member] | Land [Member]
Loan Receivable Net (Textual) [Abstract]
Estimated loans classified as substandard	23,849,000	9,055,000
Secured loans classified as substandard	23,800,000
Percentage of secured loans classified as substandard	52.00%
Substandard [Member] | Non-residential real estate [Member]
Loan Receivable Net (Textual) [Abstract]
Estimated loans classified as substandard	21,094,000	16,101,000
Percentage of secured loans classified as substandard	12.40%
Substandard [Member] | Commercial real estate [Member]
Loan Receivable Net (Textual) [Abstract]
Secured loans classified as substandard	21,100,000
Freddie Mac [Member]
Loan Receivable Net (Textual) [Abstract]
Mortgage loans service for benefit of Freddie Mac	$ 26,300,000
Maximum [Member]
Loan Receivable Net (Textual) [Abstract]
Unemployment in the Company's market area	18.00%
Minimum [Member]
Loan Receivable Net (Textual) [Abstract]
Unemployment in the Company's market area	8.00%